Acquisitions - Acquisition of ALP Maritime Services B.V. - Additional Information (Detail) $ in Thousands		1 Months Ended		3 Months Ended			4 Months Ended	6 Months Ended
	Mar. 14, 2014 USD ($) Shareholder Vessel	Oct. 31, 2014 Vessel	Mar. 31, 2014 USD ($) Vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Business Acquisition [Line Items]
General and administrative				$ 14,202	$ 18,054			$ 29,082	$ 32,903
Revenues				255,758	241,402			506,669	500,636
Net income (loss)								$ 94,636	5,222
ALP Maritime Services B.V. [Member]
Business Acquisition [Line Items]
Percentage of noncontrolling interest acquired	100.00%		100.00%			100.00%
Expected cost of new buildings	$ 258,000		$ 258,000
Purchase price paid in cash	$ 2,616
Number of vessels | Vessel		6
Business Combination, Contingent Consideration Arrangements, Description								The Partnership has the option to pay up to 50% of this compensation through the issuance of common units of the Partnership. Each of the contingent compensation amounts are payable only if the three shareholders are employed by ALP at the time performance conditions are met.
General and administrative				$ 200	200			$ 300	200
Acquisition and business development fee					$ 1,600				$ 1,600
Revenues							$ 200
Net income (loss)							$ (1,700)
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Business Acquisition [Line Items]
Number of vessels | Vessel	4		4
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member]
Business Acquisition [Line Items]
Number of shareholders | Shareholder	3
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member] | Delivered [Member]
Business Acquisition [Line Items]
Contingent consideration payable	$ 2,400
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member] | Contingent Consideration On Operating Results [Member]
Business Acquisition [Line Items]
Contingent consideration payable	$ 2,600
ALP Maritime Services B.V. [Member] | Affiliated Entity [Member]
Business Acquisition [Line Items]
Acquisition and business development fee						$ 1,000